Shareholder Report	12 Months Ended
May 31, 2025 USD ($) HOLDING
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Dividend Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class A
Trading Symbol	LBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocation
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Walmart, Inc., a retail and wholesale business company, JPMorgan Chase & Co., a financial services and investment banking company, and AT&T, Inc., a telecommunications and technology services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the health care and energy sectors hurt the Fund’s relative results during the annual period.
Allocation
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in UnitedHealth Group, Inc., a health care coverage company, Merck & Co., Inc., a health care company, and Elevance Health, Inc., a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.77	12.97	10.69
Class A (including sales charges)	4.41	11.64	10.04
Russell 1000 ® Value Index	8.91	13.02	8.60
Russell 1000 ® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 42,030,993,236
Holdings Count | HOLDING	80
Advisory Fees Paid, Amount	$ 218,407,193
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 42,030,993,236
Total number of portfolio holdings	80
Management services fees (represents 0.53% of Fund average net assets)	$ 218,407,193
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%

Columbia Dividend Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class C
Trading Symbol	LBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 173	1.65%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocation
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Walmart, Inc., a retail and wholesale business company, JPMorgan Chase & Co., a financial services and investment banking company, and AT&T, Inc., a telecommunications and technology services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the health care and energy sectors hurt the Fund’s relative results during the annual period.
Allocation
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in UnitedHealth Group, Inc., a health care coverage company, Merck & Co., Inc., a health care company, and Elevance Health, Inc., a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.93	12.13	9.86
Class C (including sales charges)	8.93	12.13	9.86
Russell 1000 ® Value Index	8.91	13.02	8.60
Russell 1000 ® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 42,030,993,236
Holdings Count | HOLDING	80
Advisory Fees Paid, Amount	$ 218,407,193
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 42,030,993,236
Total number of portfolio holdings	80
Management services fees (represents 0.53% of Fund average net assets)	$ 218,407,193
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repres
e
nted as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home D ep ot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home D ep ot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%

Columbia Dividend Income Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional Class
Trading Symbol	GSFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocation
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Walmart, Inc., a retail and wholesale business company, JPMorgan Chase & Co., a financial services and investment banking company, and AT&T, Inc., a telecommunications and technology services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the health care and energy sectors hurt the Fund’s relative results during the annual period.
Allocation
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in UnitedHealth Group, Inc., a health care coverage company, Merck & Co., Inc., a health care company, and Elevance Health, Inc., a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	11.03	13.25	10.97
Russell 1000 ® Value Index	8.91	13.02	8.60
Russell 1000 ® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 42,030,993,236
Holdings Count | HOLDING	80
Advisory Fees Paid, Amount	$ 218,407,193
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 42,030,993,236
Total number of portfolio holdings	80
Management services fees (represents 0.53% of Fund average net assets)	$ 218,407,193
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%

Columbia Dividend Income Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CDDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocation
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Walmart, Inc., a retail and wholesale business company, JPMorgan Chase & Co., a financial services and investment banking company, and AT&T, Inc., a telecommunications and technology services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the health care and energy sectors hurt the Fund’s relative results during the annual period.
Allocation
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in UnitedHealth Group, Inc., a health care coverage company, Merck & Co., Inc., a health care company, and Elevance Health, Inc., a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	11.10	13.32	11.06
Russell 1000 ® Value Index	8.91	13.02	8.60
Russell 1000 ® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 42,030,993,236
Holdings Count | HOLDING	80
Advisory Fees Paid, Amount	$ 218,407,193
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 42,030,993,236
Total number of portfolio holdings	80
Management services fees (represents 0.53% of Fund average net assets)	$ 218,407,193
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%

Columbia Dividend Income Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CDDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocation
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Walmart, Inc., a retail and wholesale business company, JPMorgan Chase & Co., a financial services and investment banking company, and AT&T, Inc., a telecommunications and technology services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the health care and energy sectors hurt the Fund’s relative results during the annual period.
Allocation
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in UnitedHealth Group, Inc., a health care coverage company, Merck & Co., Inc., a health care company, and Elevance Health, Inc., a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	11.16	13.38	11.12
Russell 1000 ® Value Index	8.91	13.02	8.60
Russell 1000 ® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 42,030,993,236
Holdings Count | HOLDING	80
Advisory Fees Paid, Amount	$ 218,407,193
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 42,030,993,236
Total number of portfolio holdings	80
Management services fees (represents 0.53% of Fund average net assets)	$ 218,407,193
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%

Columbia Dividend Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class R
Trading Symbol	CDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocation
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Walmart, Inc., a retail and wholesale business company, JPMorgan Chase & Co., a financial services and investment banking company, and AT&T, Inc., a telecommunications and technology services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the health care and energy sectors hurt the Fund’s relative results during the annual period.
Allocation
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in UnitedHealth Group, Inc., a health care coverage company, Merck & Co., Inc., a health care company, and Elevance Health, Inc., a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.48	12.69	10.42
Russell 1000 ® Value Index	8.91	13.02	8.60
Russell 1000 ® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 42,030,993,236
Holdings Count | HOLDING	80
Advisory Fees Paid, Amount	$ 218,407,193
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 42,030,993,236
Total number of portfolio holdings	80
Management services fees (represents 0.53% of Fund average net assets)	$ 218,407,193
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%

Columbia Dividend Income Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Dividend Income Fund
Class Name	Class S
Trading Symbol	GFSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of October 2, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more info rma tion by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 44 (a)	0.66% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.66%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the utilities and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocation
| Overweight positions in the financials sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Walmart, Inc., a retail and wholesale business company, JPMorgan Chase & Co., a financial services and investment banking company, and AT&T, Inc., a telecommunications and technology services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection

I

Selections in the health care and energy sectors hurt the Fund’s relative results during the annual period.
Allocation
| Overweight positions in the energy sector detracted from relative performance.
Individual holdings
| Positions in UnitedHealth Group, Inc., a health care coverage company, Merck & Co., Inc., a health care company, and Elevance Health, Inc., a health care company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	11.05	13.26	10.97
Russell 1000 ® Value Index	8.91	13.02	8.60
Russell 1000 ® Index	13.73	15.66	12.58
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

Performance Inception Date	Oct. 02, 2024
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Prior Market Index Comparison [Text Block]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 42,030,993,236
Holdings Count | HOLDING	80
Advisory Fees Paid, Amount	$ 218,407,193
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 42,030,993,236
Total number of portfolio holdings	80
Management services fees (represents 0.53% of Fund average net assets)	$ 218,407,193
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.4%
Microsoft Corp.	3.3%
Walmart, Inc.	2.9%
Johnson & Johnson	2.5%
Exxon Mobil Corp.	2.5%
Procter & Gamble Co. (The)	2.4%
Broadcom, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Cisco Systems, Inc.	2.2%
Chubb Ltd.	2.0%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.